Non-controlling Interest (“NCI”) - Narrative (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jul. 21, 2023	Mar. 31, 2023	Mar. 31, 2024
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Change in ownership interests in net assets		$ 0
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Change in ownership interests in net assets	$ 12,200	$ 11,923	$ 12,208
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Maximum consideration receivable	$ 15,000		$ 25,000
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Proportion of ownership interest		50.10%	50.10%